INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Intellectual property rights and others(1)	22,919	26,218	3,801
Licensed software	8,543	9,531	1,382
Less: accumulated amortization	(4,175)	(10,877)	(1,577)
Intangible assets, net	27,287	24,872	3,606
(1)	Intellectual property rights represent acquired titles or copyrights of assorted digital contents that can be used in developing and operating the Group’s online applications and other products.